Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company is a party to various legal or administrative proceedings arising in the ordinary course of our business. While any litigation contains an element of uncertainty, we have no reason to believe the outcome of such proceedings will have a material adverse effect on the financial condition or results of operations of the Company.

Leases

For the six months ended June 30, 2021, lease expense was approximately $103,000 inclusive of short-term leases.

The lease related balances included in the Condensed Consolidated Balance Sheet as of June 30, 2021 were as follows:

Assets:

Current portion of operating lease ROU assets - included in other current assets	$89,210

Operating lease ROU assets – included in Other Assets	$-

Total operating lease assets	$89,210

Liabilities:

Current portion of ROU liabilities – included in Accounts payable and accrued expenses	$92,503

Long-term portion of ROU liabilities – included in Other liabilities	-

Total operating lease liabilities	$92,503

The weighted average lease of the remaining term is approximately 1.0 years and weighted average discount rate used in the calculations were 13.55%.

The following table presents the maturity of the Company’s operating lease liabilities as of June 30, 2021:

Remainder of 2021	$48,303
2022	49,716
Total operating lease payments	98,019
Less: Imputed interest	(5,516)
Total operating lease liabilities	$92,503

The Company rents office space in Long Beach, New York at a monthly cost of $2,500. The agreement is month to month and can be terminated on 30 days’ notice.

The Company leases an office location in Bogota, Colombia. In April 2017, MultiPay S.A.S. entered an office lease beginning April 22, 2017. The lease cost is approximately $8,500 per month with an inflation adjustment after one year. The lease is automatically extended for one additional year unless written notice to the contrary is provided at least six months in advance. Multipay extended the lease through April 2021. In April 2021, Multipay entered into a six-month lease for a monthly rental of approximately $1,375.

The Company also leases space for its operation in South Africa. The current lease is through June 30, 2022 and the approximate monthly rent is $8,000.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time the Company is a party to various legal or administrative proceedings arising in the ordinary course of our business. While any litigation contains an element of uncertainty, we have no reason to believe that the outcome of such proceedings will have a material adverse effect on the financial condition or results of operations of the Company.

Executive Compensation

As of December 31, 2020, the Company had employment agreements with members of the management team providing base salary amounts and provisions for stock compensation, cash bonuses and other benefits to be granted at the discretion of the Board of Directors. Additionally, certain employment agreements include provisions for base salary, bonus amounts upon meeting certain performance milestones, severance benefits for involuntary termination from a change in control or other events as defined in their respective agreements. Additionally, the vesting of certain awards could be accelerated upon a change in control (as defined).

Leases

The lease related balances included in the Consolidated Balance Sheet as of December 31, 2020 were as follows:

Assets:
Current portion of operating lease ROU assets - included in other current assets	$121,285
Operating lease ROU assets – included in Other Assets	49,856
Total operating lease assets	$171,141

Liabilities:
Current portion of ROU liabilities – included in Accounts payable and accrued expenses	$117,414
Long-term portion of ROU liabilities – included in Other liabilities	47,809
Total operating lease liabilities	$165,223

The weighted average lease term remaining is 1.2 years and weighted average discount rate is 13.55%.

The following table presents the maturity of the Company’s operating lease liabilities as of December 31, 2020:

Years Ending December 31,
2021	$130,261
2022	49,716
Total operating lease payments	179,977
Less: Imputed interest	(14,754)
Total operating lease liabilities	$165,223

The Company leased office space in Plantation, Florida. Monthly rental was approximately $2,700 per month plus a share of building expenses. The lease ended in August 2020.

In October 2018, the Company leased office space in Alpharetta, Georgia, for approximately $3,800 per month. The lease ended March 31, 2020.

Additionally, the Company rents office space in Long Beach, New York at a monthly cost of $2,500 (reduced from $5,000 in September 2020) and $7,425 in 2020 and 2019, respectively. The agreement is month to month and can be terminated on 30 days’ notice. The agreement is between the Company and Bridgeworks LLC, an entity principally owned by Mr. Beck, our former CEO, former Board of Director and his family.

The Company leases an office location in Bogota, Colombia. In April 2017, MultiPay S.A.S. entered an office lease beginning April 22, 2017 for two years. The new lease cost is approximately $8,500 per month with an inflation adjustment after one year. The lease was extended for one additional year through April 21, 2021. The Company leased an apartment for a management team member for approximately $2,000 a month through April 2020. The Company intends to secure office space lease in Bogota with a smaller footprint and lower cost when its current lease expires in April 2021. The Company did not renew the apartment lease after it ended in October 2020.

The Company also leases space for its operation in South Africa. The current lease is through June 30, 2022 and the approximate monthly rent is $8,000.

Rent expense included in general and administrative on the Consolidated Statements of Operations for the years ended December 31, 2020 and 2019 was approximately $284,000 and $439,000, respectively.

Potential Obligation

The Company has entered an agreement with a facial recognition software company for the grant of a perpetual license for commercial use (unless terminated for breach by either party). The initial payment under the license of $160,000 was paid in 2018 with two additional installments due on the first and second anniversary of the Effective Date of the arrangement amounting to $80,000 and $40,000, respectively. The Company has recorded the outstanding liability and it is included in “Other of Accounts Payable and Accrued Expenses”. See Note 5. The Company is in discussion with the provider with respect to functionality as well as the financial obligation.